SHORT-TERM AND LONG-TERM BANK LOANS (Tables)	12 Months Ended
Dec. 31, 2020
SHORT-TERM AND LONG-TERM BANK LOANS
Schedule of short-term and long-term bank loans

	As at December 31
	2019	2020	2020
	RMB	RMB	US$
Short-term bank loans guaranteed by subsidiaries within the Group	960,000	954,000	146,207
Pledged short term bank loans	1,159,000	1,357,287	208,013
Secured bank borrowings	391,500	771,250	118,199
	2,510,500	3,082,537	472,419
Long-term bank loans pledged by deposits	—	78,548	12,038
Total	2,510,500	3,161,085	484,457